Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Revenue	$ 24,730,267	$ 10,844,126	$ 60,142,573	$ 25,170,560
Operating expenses:
Cost of revenues	(4,577,023)	(3,542,796)	(13,590,762)	(10,910,324)
General and administrative expenses	(7,535,417)	(9,103,606)	(22,418,420)	(21,287,898)
Selling and marketing expenses	(3,607,441)	(3,143,415)	(7,797,578)	(6,210,703)
Research and development expenses	(741,283)	(976,146)	(2,665,746)	(2,087,388)
Other expenses	(5,855,395)	(3,094,999)	(15,823,818)	(6,434,126)
Other income	288,487	179,332	1,067,117	384,221
Total operating expenses	(22,028,072)	(19,681,630)	(61,229,207)	(46,546,218)
Gain/(loss) from operations	2,702,195	(8,837,504)	(1,086,634)	(21,375,658)
Finance expense, net	(3,720,309)	(3,519,483)	(11,537,165)	(10,259,840)
-Fair value gain on derivative instrument		1,198,577		1,198,577
Loss on debt extinguishment			(8,322,400)
Loss before income tax expense	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)
Income tax expense
Net loss	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)
Net loss attributable to stockholders	$ (1,018,114)	$ (11,158,410)	$ (20,946,199)	$ (30,436,921)
Net loss per share
Weighted average shares used to compute basic net loss per share (in Shares)	86,315,879	78,707,504	86,124,876	75,412,754
Weighted average shares used to compute diluted net loss per share (in Shares)	86,315,879	78,707,504	86,124,876	75,412,754
Net loss per common share – basic (in Dollars per share)	$ (0.01)	$ (0.14)	$ (0.24)	$ (0.4)
Net loss per common share – diluted (in Dollars per share)	$ (0.01)	$ (0.14)	$ (0.24)	$ (0.4)
Other comprehensive loss
Total comprehensive loss	$ (1,018,114)	$ (11,158,410)	$ (20,946,199)	$ (30,436,921)